Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)(2) ($)	COMPENSATION ACTUALLY PAID TO PEO(1)(3)(4) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1)(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(1)(3)(4) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(5)		NET INCOME(6) ($ THOUSANDS)	ADJUSTED EBIT(7) ($ THOUSANDS)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	2,930,288	3,731,956	1,484,659	1,612,008	14.11	234.33	47,427	105,400
2024	2,709,253	1,990,044	1,597,040	1,252,858	10.72	212.86	(81,120)	104,800
2023	2,720,691	1,589,888	1,465,981	945,280	19.91	157.12	(107,684)	116,823
2022	3,121,935	2,880,460	1,585,061	1,516,446	44.46	141.79	30,973	91,827
2021	1,317,980	116,822	1,164,640	571,782	60.72	119.28	(172,799)	(187,112)

(1)
Frank N. D’Orazio has served as our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Richard J. Schmitzer	Richard J. Schmitzer
Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	William K. Bowman	Michael J. Hoffmann
Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Michael J. Hoffmann	Jeanette L. Miller
Robert P. Myron		Michael J. Hoffmann		Todd R. Sutherland

(2)
The amounts shown for Summary Compensation Table total for each applicable fiscal year (i) for the PEO, are the amounts of total compensation as reported in the Summary Compensation Table for the PEO, and (ii) for the Non-PEO NEOs, are the average of the amounts of total compensation as reported in the Summary Compensation Table for such Non-PEO NEOs.

(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs during the applicable fiscal year. These amounts reflect the Summary Compensation Table total for the PEO and the average of the Summary Compensation Table totals for Non-PEO NEOs, with certain adjustments as required by Item 402(v) of Regulation S-K and described in footnote 4 below.

(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718, with the value of the PRSUs calculated based upon the probable outcome of the performance conditions. The valuation methodologies and assumptions used to calculate the equity values included in Compensation Actually Paid are based on our grant date fair value of the equity awards as disclosed in the Company’s audited financial statements for the applicable fiscal year. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	EXCLUSION OF STOCK AWARDS FOR PEO ($)	INCLUSION OF EQUITY VALUES FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($)
2025	2,930,288	(966,618)	1,768,286	3,731,956
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	1,484,659	(440,787)	568,136	1,612,008
The amounts in the Inclusion of Equity Values column in the tables above are derived from the amounts set forth in the following tables:
YEAR	PLUS YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO ($)	PLUS CHANGE IN FAIR VALUE AS OF LAST DAY OF YEAR (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS FOR PEO ($)	PLUS VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO ($)	PLUS CHANGE IN FAIR VALUE AS OF VESTING DATE (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO ($)	LESS FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO ($)	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS PRIOR TO VESTING NOT OTHERWISE INCLUDED FOR PEO ($)	TOTAL — INCLUSION OF EQUITY VALUES FOR PEO ($)
2025	1,683,342	81,353	—	3,591	—	—	1,768,286
YEAR	PLUS AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	PLUS AVERAGE CHANGE IN FAIR VALUE AS OF LAST DAY OF YEAR (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	PLUS AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	PLUS AVERAGE CHANGE IN FAIR VALUE AS OF VESTING DATE (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	LESS AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	PLUS AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS PRIOR TO VESTING NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL — AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2025	532,716	24,754	32,788	2,915	(25,037)	—	568,136

(5)
The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance index (the “S&P P&C Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison of TSR assumes $100 was invested for the period starting December 31, 2020, through the last day of the listed year in each of the Company’s common stock and the S&P P&C Index, respectively.

(6)
These amounts represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(7)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short-term compensation under our STI Plan, and we have selected it as our most important financial performance measure to link Compensation Actually Paid to our named executive officers to Company performance. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain. Please refer to the Compensation Discussion and Analysis for further discussion of the Committee’s calculation of Adjusted EBIT for the most recent fiscal year.

Company Selected Measure Name	ADJUSTEDEBIT
Named Executive Officers, Footnote
(1)
Frank N. D’Orazio has served as our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Richard J. Schmitzer	Richard J. Schmitzer
Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	William K. Bowman	Michael J. Hoffmann
Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Michael J. Hoffmann	Jeanette L. Miller
Robert P. Myron		Michael J. Hoffmann		Todd R. Sutherland

Peer Group Issuers, Footnote
(5)
The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance index (the “S&P P&C Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison of TSR assumes $100 was invested for the period starting December 31, 2020, through the last day of the listed year in each of the Company’s common stock and the S&P P&C Index, respectively.

PEO Total Compensation Amount	$ 2,930,288	$ 2,709,253	$ 2,720,691	$ 3,121,935	$ 1,317,980
PEO Actually Paid Compensation Amount	$ 3,731,956	1,990,044	1,589,888	2,880,460	116,822
Adjustment To PEO Compensation, Footnote
(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718, with the value of the PRSUs calculated based upon the probable outcome of the performance conditions. The valuation methodologies and assumptions used to calculate the equity values included in Compensation Actually Paid are based on our grant date fair value of the equity awards as disclosed in the Company’s audited financial statements for the applicable fiscal year. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	EXCLUSION OF STOCK AWARDS FOR PEO ($)	INCLUSION OF EQUITY VALUES FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($)
2025	2,930,288	(966,618)	1,768,286	3,731,956
The amounts in the Inclusion of Equity Values column in the tables above are derived from the amounts set forth in the following tables:
YEAR	PLUS YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO ($)	PLUS CHANGE IN FAIR VALUE AS OF LAST DAY OF YEAR (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS FOR PEO ($)	PLUS VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO ($)	PLUS CHANGE IN FAIR VALUE AS OF VESTING DATE (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO ($)	LESS FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO ($)	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS PRIOR TO VESTING NOT OTHERWISE INCLUDED FOR PEO ($)	TOTAL — INCLUSION OF EQUITY VALUES FOR PEO ($)
2025	1,683,342	81,353	—	3,591	—	—	1,768,286

Non-PEO NEO Average Total Compensation Amount	$ 1,484,659	1,597,040	1,465,981	1,585,061	1,164,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,612,008	1,252,858	945,280	1,516,446	571,782
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718, with the value of the PRSUs calculated based upon the probable outcome of the performance conditions. The valuation methodologies and assumptions used to calculate the equity values included in Compensation Actually Paid are based on our grant date fair value of the equity awards as disclosed in the Company’s audited financial statements for the applicable fiscal year. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	1,484,659	(440,787)	568,136	1,612,008
The amounts in the Inclusion of Equity Values column in the tables above are derived from the amounts set forth in the following tables:
YEAR	PLUS AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	PLUS AVERAGE CHANGE IN FAIR VALUE AS OF LAST DAY OF YEAR (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	PLUS AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	PLUS AVERAGE CHANGE IN FAIR VALUE AS OF VESTING DATE (FROM LAST DAY OF PRIOR YEAR) OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	LESS AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	PLUS AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS PRIOR TO VESTING NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL — AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2025	532,716	24,754	32,788	2,915	(25,037)	—	568,136

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PERFORMANCE MEASURES USED TO LINK COMPANY PERFORMANCE AND COMPENSATION ACTUALLY PAID TO NEOs
The following performance measures represent the most important financial performance measures used by us to link Compensation Actually Paid to our NEOs to performance for the fiscal year ended December 31, 2025:
•
Adjusted Combined Ratio

•
Adjusted EBIT

Since fewer than three financial performance measures were used by the Company to link Compensation Actually Paid to the Company’s NEOs for the fiscal year ended December 31, 2025 to Company performance, we have listed all such measures that were used.

Total Shareholder Return Amount	$ 14.11	10.72	19.91	44.46	60.72
Peer Group Total Shareholder Return Amount	234.33	212.86	157.12	141.79	119.28
Net Income (Loss)	$ 47,427,000	$ (81,120,000)	$ (107,684,000)	$ 30,973,000	$ (172,799,000)
Company Selected Measure Amount	105,400,000	104,800,000	116,823,000	91,827,000	(187,112,000)
PEO Name	Frank N. D’Orazio
NEO Name 1	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
NEO Name 2	Richard J. Schmitzer	Richard J. Schmitzer	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein
NEO Name 3	Michael J. Hoffmann	William K. Bowman	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty
NEO Name 4	Jeanette L. Miller	Michael J. Hoffmann	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer
NEO Name 5	Todd R. Sutherland		Michael J. Hoffmann		Robert P. Myron
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Combined Ratio
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(7)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short-term compensation under our STI Plan, and we have selected it as our most important financial performance measure to link Compensation Actually Paid to our named executive officers to Company performance. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain. Please refer to the Compensation Discussion and Analysis for further discussion of the Committee’s calculation of Adjusted EBIT for the most recent fiscal year.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (966,618)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,768,286
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,683,342
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,353
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,591
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(440,787)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,136
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,716
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,754
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,788
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,915
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,037)